Principal Exchange-Traded Funds
Supplement dated March 18, 2024
to the Prospectus dated November 1, 2023
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

DIVIDENDS AND DISTRIBUTIONS
In the table, delete the row for Principal Healthcare Innovators ETF and replace with the following:

Fund	Monthly	Quarterly	Annually
Principal Healthcare Innovators ETF			X
1